Redeemable Convertible Preferred Stock and Stockholders’ (Deficit) Equity (Tables)	9 Months Ended
Sep. 30, 2016
Statement Of Stockholders Equity [Abstract]
Schedule of Preferred Stock Warrants Outstanding Exercise Price

Preferred stock warrants outstanding, all with exercise prices of $9.318 per share, are as follows:

	ISSUANCE	EXPIRATION		FAIR VALUE AT DECEMBER 31
	DATE	DATE	SHARES	2014	2015
				(in thousands)
Series 2 preferred stock	June 2, 2010	June 2, 2020	2,004	$29	$24
Series 2 preferred stock	February 1, 2011	February 1, 2021	1,458	22	18
Series 2 preferred stock	July 13, 2012	July 13, 2022	41,666	652	548
Series 2 preferred stock (1)	June 30, 2010	June 30, 2017	218,523	2,865	2,275
Total Series 2 redeemable convertible preferred stock			263,651	$3,568	$2,865

(1)

These warrants will be automatically exercised on a net exercise basis if the initial per share price of common stock to the public in an initial public offering exceeds the exercise price of the warrants; otherwise, the warrants will expire. As of September 30, 2016, we had no warrants outstanding (unaudited).